HOMES 2025-NQM2 TRUST ABS 15G

 Exhibit 99.8 Schedule 6

Redacted Loan ID	Loan Number	Loan Number 2	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
3GQ5ONCMC5C	xxx		xxx	xxx	xxx	Purchase	Not Covered/Exempt	3	1	Valuation	Valuation	3GQ5ONCMC5C-ZI5GG5MN	Resolved	3	R	* Automated Appraisal Review Missing (Lvl R)	Both CU score are missing we need secondary valuation. AVM to be ordered 02/10/2022 - Received AVM as secondary valuation & condition resolved.	02/10/2022 - Received AVM as secondary valuation & condition resolved.	02/10/2022 - Received AVM as secondary valuation & condition resolved.			QC Complete	02/02/2022	02/10/2022	02/10/2022	02/03/2022